Contract revenues - Morphomer Tau small molecule - 2018 license agreement with Eli Lilly and Company (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Contract revenues
Revenue from contracts with customers	SFr 16,232	SFr 2,296
2018 License Agreement with Eli Lilly and Company
Contract revenues
Collaborative agreement, upfront payments received	10,000
Milestone payment received	1,000
Revenue from contracts with customers	11,000
2018 License Agreement with Eli Lilly and Company | Maximum
Contract revenues
Collaborative agreement, potential amount receivable if certain conditions are fulfilled	SFr 1,700,000